Loans Receivable, Net: (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	$ 14,069	$ 7,844
Total performing TDR	11,038	6,227
One-to-four family mortgages [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	1,888	2,521
TDR in non-accrual status		(1,410)
Home equity line of credit [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR
TDR in non-accrual status
Junior lien [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	196	857
TDR in non-accrual status	(100)	(100)
Multi-family [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	234
TDR in non-accrual status
Construction [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	4,112
TDR in non-accrual status
Land [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	3,424	941
TDR in non-accrual status	(2,768)
Non-residential real estate [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	3,173	3,367
TDR in non-accrual status		(1)
Farmland [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	909
TDR in non-accrual status	(44)
Consumer loans [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	5	33
TDR in non-accrual status		(1)
Commercial loans [Member]
Company's loans classified as troubled debt restructurings (TDR's)
Total TDR	128	125
TDR in non-accrual status	$ (119)	$ (105)